Earnings per Common Share - Reconciliation Between Basic and Diluted Weighted-average Common Shares Outstanding (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic weighted average common shares outstanding (shares)	89.1	89.4	86.8
Convertible perpetual preferred stock (shares)	0.0	1.0	3.2
Convertible senior subordinated notes (shares)	8.5	8.3	8.2
Restricted stock awards, dilutive stock options, and restricted stock units (shares)	1.9	2.3	2.5
Diluted weighted average common shares outstanding (shares)	99.5	101.0	100.7